Goodwill and Other Intangible Assets (Tables) - Hman Group holdings Inc and subsidiaries	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Goodwill and Other Intangible Assets:
Summary of goodwill amounts by reportable segment

	Goodwill at				Goodwill at
	December 26,				March 27,
	2020	Acquisitions	Dispositions	Other(1)	2021
Hardware and Protective Solutions	$565,578	$—	$—	$(124)	$565,454
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	602	30,288
Total	$816,200	$—	$—	$478	$816,678

	Goodwill at
	December 29,				Goodwill at
	2019				December 26,
	As Restated	Acquisitions	Disposals	Other(1)	2020
Hardware and Protective Solutions	$565,780	$—	$—	$(202)	$565,578
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,134	—	—	552	29,686
Total	$815,850	$—	$—	$350	$816,200
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Summary of other intangibles, net

	Estimated
	Useful Life	March 27,	December 26,
	(Years)	2021	2020
Customer relationships	13 – 20	$942,131	$941,648
Trademarks – Indefinite	Indefinite	85,713	85,603
Trademarks – Other	7 – 15	26,400	26,400
Technology and patents	7 – 12	63,761	63,749
Intangible assets, gross		1,118,005	1,117,400
Less: Accumulated amortization		306,509	291,434
Other intangibles, net		$811,496	$825,966